Discontinued operations and assets held for sale - Cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Jyseleca business, classified as held for sale
Cash flows from discontinued operations
Net cash flow used in operating activities	€ (175,627)	€ (191,095)	€ (119,524)
Net cash flow used in investing activities	(105)	(136)	(157)
Net cash flow used in financing activities	(1,928)	(1,841)	(872)
Net cash flow from discontinued operations	€ (177,660)	€ (193,072)	(120,554)
Fidelta
Cash flows from discontinued operations
Net cash flow used in investing activities			28,696
Net cash flow from discontinued operations			€ 28,696